Taxation - Summary of Income Tax Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income tax	¥ 1,969	¥ 1,668	¥ 814
Deferred income tax (note b)	(45)	(65)	11
Total income tax expense	¥ 1,924	¥ 1,603	¥ 825